Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of profit (loss) before tax

The Group’s (loss)/profit before tax is arrived at after charging/crediting:-

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Expense relating to short-term leases	373,687	2,908,520	1,499,771	2,174,712
Written off of property, plant and equipment	15,521	120,803	526,279	6,702,181
Employer’s contribution to defined contribution plan (included in staff costs below)	585,148	4,554,380	5,270,478	5,402,612
Impairment of property, plant and equipment	241,205	1,877,371	4,549,381	-
Impairment of right-of-use assets	527,031	4,102,040	5,013,080	-
Employee benefits expenses
- key management personnel and directors’ remuneration (Note 33)	840,908	6,545,039	4,585,352	7,788,000
- staff costs (including key management personnel and directors’ remuneration)	19,299,674	150,215,156	169,577,298	177,874,361

Schedule of income tax

Details of income tax are as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Current tax – Hong Kong
- current year provision	721,119	5,612,684	7,522,946	6,407,506
- prior year over-provision	-	(2)	(9,923)	(1,049)
Current tax – Taiwan	6,645	51,722	5,775	-
	727,764	5,664,404	7,518,798	6,406,457
Deferred tax (Note 14)	168,602	1,312,284	(4,805,091)	1,251,531

Total tax expenses for the year	896,366	6,976,688	2,713,707	7,657,988

Schedule of income tax expense at the effective tax rates

A reconciliation of the tax expense applicable to (loss)/profit before tax at the statutory rates for the jurisdictions or countries in which the Group and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

(Loss)/profit before tax	(5,852,409)	(45,551,045)	35,614,151	(29,788,123)

Tax at applicable rate	(978,563)	(7,616,451)	5,766,512	(5,018,726)
Income not subject to tax	(20,460)	(159,247)	(11,142,285)	(177,009)
Non-deductible expenses	688,343	5,357,582	2,513,924	4,613,617
Income tax exemption and rebate	(2,313)	(18,000)	(10,500)	(30,000)
Tax effect of deductible temporary differences not recognised	646,137	5,029,080	1,331,573	4,213,670
Utilisation of previously unrecognised tax losses	(9,090)	(70,749)	(395,030)	(1,052,220)
Over-provision for previous year	-	(2)	(9,923)	(1,049)
Difference in tax rate in different countries	6,645	51,722	5,775	-
Tax losses not recognised	565,667	4,402,753	4,653,661	5,146,140
Others	-	-	-	(36,435)

Tax charge at the Group’s effective rate	896,366	6,976,688	2,713,707	7,657,988